Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instrments [Abstract]
Financial instruments
27.
Financial instruments

27.1 Capital management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders.

27.2 Categories of financial instruments

As of December 31, 2022 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	221,416	—	—	221,416
Total financial assets	221,481	—	—	221,481
Borrowings	—	10,302	—	10,302
Warrant liability	—	2,055	—	2,055
Lease liabilities	—	—	160	160
Trade payables	—	—	1,803	1,803
Accrued expenses	—	—	20,037	20,037
Total financial liabilities	—	12,357	22,000	34,357

As of December 31, 2021 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	102,707	—	—	102,707
Total financial assets	102,772	—	—	102,772
Lease liabilities	—	—	292	292
Trade payables	—	—	8,595	8,595
Accrued expenses	—	—	8,339	8,339
Total financial liabilities	—	—	17,226	17,226

As of December 31, 2020 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	64	—	—	64
Other current assets	4	—	—	4
Cash and cash equivalents	40,172	—	—	40,172
Total financial assets	40,240	—	—	40,240
Contingent consideration liabilities		19,140	—	19,140
Lease liabilities	—	—	116	116
Trade payables	—	—	9,490	9,490
Accrued expenses	—	—	5,247	5,247
Other current liabilities	—	—	110	110
Total financial liabilities	—	19,140	14,963	34,103

The carrying amounts of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values with the exception of the Amended Loan with Kreos, the carrying amount of which differs from fair value by the unamortized amount of the Day 1 gain or loss described in Note 26.2.

27.3 Financial risk management

The Group is exposed to various financial risks such as credit risk, liquidity risk and market risk (including interest-rate and currency risk). The following sections provide an overview of the extent of the individual risks and the goals, principles and processes employed to handle these risks.

As of December 31, 2022, the Group had USD 221.4 million of cash and cash equivalents (2021: USD 102.7 million) (2020: USD 40.2 million) and outstanding borrowings of USD 10.5 million (2021: USD 0.3 million) (2020: USD 0.1 million).

Credit risk

Credit risk refers to the risk that a counter party will default on its contractual obligations resulting in financial loss. Counterparty risk is minimized by ensuring that the Group's cash and cash equivalents are held with a major Swiss bank, with an A- rating and a stable outlook as per Standard & Poor's.

The carrying amount of financial assets represents the Group's maximum exposure to credit risk without considering the value of any collateral obtained.

Liquidity risk

Liquidity risk management implies maintaining sufficient cash and cash equivalents to meet the Group's short-term financial obligations. Currently the Group's major liquidity sources are represented by shareholders and investors who systematically made up for major liquidity requirements. Management monitors the Group's net liquidity position through rolling forecasts based on expected cash flows. To ensure liquidity for the next major development stages, the Group obtained financing through share capital increases in 2022 totaling USD 179.2 million (2021: USD 154.1 million) (2020: USD 55.1 million).

The Group's financial liabilities include both interest- and non-interest- bearing obligations. The Group's interest-bearing obligations consist primarily of the outstanding balances under the Amended Loan with Kreos which have both current and non-current repayment requirements. The maturity profile of the non-interest-bearing financial liabilities is current in nature, with the exception of the non-current portion of lease liabilities. The tables below summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

As of December 31, 2022 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total
Borrowings	839	11,716	—	—	12,555
Trade payables	1,803	—	—	—	1,803
Accrued expenses	20,037	—	—	—	20,037
Lease liabilities	137	23	—	—	160
Total financial liabilities	22,816	11,739	—	—	34,555

As of December 31, 2021 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total
Trade payables	8,595	—	—	—	8,595
Accrued expenses	8,339	—	—	—	8,339
Lease liabilities	134	158	—	—	292
Total financial liabilities	17,068	158	—	—	17,226

As of December 31, 2020 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total
Contingent consideration liabilities	20,000	—	—	—	20,000
Trade payables	9,490	—	—	—	9,490
Accrued expenses	5,247	—	—	—	5,247
Other current liabilities	110	—	—	—	110
Lease liabilities	129	4	—	—	133
Total financial liabilities	34,976	4	—	—	34,980

Interest rate risk

The outstanding balances under the Amended Loan with Kreos carry interest at a fixed rate. To the extent that market rates of interest fluctuate downwards, the Group is exposed to the risk of being required to pay above-market interest on loan balances. Management continuously monitors market conditions to assess the level of risk exposure and whether any risk mitigation actions, such as entering into interest rate swaps, is necessary.

Except for short-term cash deposits, the Group has no other interest-bearing assets and the interest rate risk exposure associated with asset balances is therefore minimized.

Currency risk

The Group holds certain short-term cash deposits, which are denominated in foreign currencies (for details refer to Note 18), as well as trade payables in foreign currencies (for details refer to Note 22). However, because the cash balances in foreign currencies are held for settlement of expected invoices in these currencies, they are naturally hedged and the related risk level is considered to be low.

In light of the Group's foreign currency positions and assuming that all other variables remain unchanged, a change in the foreign exchange rate of USD/CHF resulting from a 5% increase/(decrease) against CHF would have an impact of USD 10.5 million/USD (11 million) on results for the year ended December 31, 2022 compared with an impact of USD 4.5 million/USD (5.0 million) as of December 31, 2021, respectively. The calculated foreign currency risk is mainly due to cash balances in U.S. dollars. As a significant portion of this cash balance will be used to pay invoices in U.S. dollars, part of the risk is naturally hedged.

During the years ended December 31, 2022, and December 31, 2021, the Group did not enter into any forward currency transactions.

27.4 Reconciliation of liabilities arising from financing activities

				Non-cash changes
In thousands of USD	January 1, 2022	Financing Cash flows	Interest payments	Changes in fair value	Other changes	Accrued interest	Foreign currency exchange gains/(losses)	December 31, 2022
Financial liabilities - Kreos Loans (Note 26.2)	—	9,660	(185)	(58)	—	201	684	10,302
Lease liabilities (Note 29)	292	(133)	—	—	—	2	(1)	160
Total	292	9,527	(185)	(58)	—	203	683	10,462

			Non-cash changes
In thousands of USD	January 1, 2021	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2021
Lease liabilities (Note 29)	116	(135)	—	—	311	—	—	292
Total	116	(135)	—	—	311	—	—	292

			Non-cash changes
In thousands of USD	January 1, 2020	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2020
Financial liabilities - Convertible Loans (Note 26.1)	19,737	2,931	421	564	(18)	513	(24,148)	—
Lease liabilities (Note 29)	248	(148)	—	—	14	2	—	116
Total	19,985	2,783	421	564	(4)	515	(24,148)	116